SEGMENTED INFORMATION - Capital Expenditure (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Capital Expenditure
Capital expenditures	$ 1,089,100	$ 874,153
Northern Business
Capital Expenditure
Capital expenditures	1,013,221	804,724
LaRonde mine
Capital Expenditure
Capital expenditures	77,488	67,128
LaRonde Zone 5 mine
Capital Expenditure
Capital expenditures	25,896	22,621
Goldex mine
Capital Expenditure
Capital expenditures	52,857	57,050
Meadowbank mine
Capital Expenditure
Capital expenditures	202,353	111,516
Canadian Malartic joint operation
Capital Expenditure
Capital expenditures	82,833	86,549
Meliadine project
Capital Expenditure
Capital expenditures	398,090	372,071
Kittila mine
Capital Expenditure
Capital expenditures	173,704	87,789
Southern Business
Capital Expenditure
Capital expenditures	68,994	68,228
Pinos Altos mine
Capital Expenditure
Capital expenditures	40,297	49,337
Creston Mascota mine
Capital Expenditure
Capital expenditures	19,500	8,108
La India mine
Capital Expenditure
Capital expenditures	9,197	10,783
Corporate and others
Capital Expenditure
Capital expenditures	$ 6,885	$ 1,201